Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property Plant and Equipment Net of Accumulated Depreciation

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation and amortization are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Building	50 years
Land	Indefinite
Renovation	8 years
Furniture and fixtures	10 years
Motor vehicles	5 years
Electronic equipment	1 – 3 years
Machinery	5 years
Forklift	6 years

Schedule of Timing of Revenue Recognition

The following table presents revenue classified by timing of revenue recognition for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023 SGD	2024 SGD	2025 SGD	2025 USD
Point in time	4,701	1,350	51,682	38,245
Over time	21,805,616	13,846,198	25,809,023	19,098,677
Total revenue	21,810,317	13,847,548	25,860,705	19,136,922

Schedule of Major Revenue

The following table presents revenue by major revenue type for the years ended December 31, 2023, 2024 and 2025, respectively:

	2023 SGD	2024 SGD	2025 SGD	2025 USD
Revenue from construction contracts	21,805,616	13,846,198	25,809,023	19,098,677
Sales of construction materials	4,701	1,350	51,682	38,245
Total	21,810,317	13,847,548	25,860,705	19,136,922